Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries and VIE and its subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial information for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIE and its subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIE and its subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE and its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and the respective loss or profit as “Equity in (loss) earnings of subsidiaries and VIE” on the condensed statements of operations and comprehensive (loss) income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2022 and 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

PARENT COMPNAY BALANCE SHEETS

	As of December 31,
	2022	2021
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$285,916	$784,176
Restricted cash	700,094	-
Due from related parties	5,168	5,168
Short-term investment	3,336,256	5,961,605
Advance to suppliers	7,694	13,727
Prepaid expenses and other current assets	2,994,975	1,011,542
TOTAL CURRENT ASSETS	7,330,103	7,776,218

NON-CURRENT ASSETS
Restricted cash	-	700,060
Long term prepayments and other non-current assets	-	2,000,000
Investment in subsidiaries and VIE	24,714,096	41,438,198
TOTAL NON-CURRENT ASSETS	24,714,096	44,138,258

TOTAL ASSETS	32,044,199	51,914,476

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	15,550	211,430
TOTAL CURRENT LIABILITIES	15,550	211,430

TOTAL LIABILITES	15,550	211,430

EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 24,528,000 shares issued and outstanding as of December 31, 2021; 25,361,550 shares issued and outstanding as of December 31, 2022)	2,536	2,453
Additional paid-in capital	34,696,702	31,966,816
Statutory reserves	2,477,940	2,473,801
(Accumulated deficits) Retained earnings	(5,148,529)	17,259,976
TOTAL EQUITY	32,028,649	51,703,046

TOTAL LIABILITIES AND EQUITY	$32,044,199	$51,914,476

PARENT COMPNAY STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

	For the years ended December 31,
	2022	2021	2020

REVENUES, NET	$-	$-	$73,744

COSTS OF REVENUES	8,188	-	-

GROSS (LOSS) PROFIT	(8,188)	-	73,744

OPERATING EXPENSES	3,578,664	1,010,536	50,000

(LOSS) PROFIT FROM OPERATIONS	(3,586,852)	(1,010,536)	23,744

OTHER (EXPENSES) INCOME	(2,403,412)	(1,904,135)	4,459

(LOSS) PROFIT BEFORE EQUITY IN (LOSS) EARNINGS OF SUBSIDIARIES AND VIE	(5,990,264)	(2,914,671)	28,203

Equity in (loss) earnings of subsidiaries and VIE	(16,414,102)	(5,488,589)	12,059,324

NET (LOSS) INCOME ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(22,404,366)	(8,403,260)	12,087,527
Foreign currency translation adjustment	-	-	-
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$(22,404,366)	$(8,403,260)	$12,087,527

PARENT COMPNAY STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2022	2021	2020

Net cash used in operating activities	(808,226)	(1,015,145)	(52,994)

Net cash used in investing activities		(25,825,000)	-

Net cash provided by financing activities	310,000	28,249,093	128,282

(Decrease) increase in cash and cash equivalents	(498,226)	1,408,948	75,288

Cash, cash equivalents and restricted cash, beginning of year	1,484,236	75,288	-
Cash, cash equivalents and restricted cash, end of year	$986,010	$1,484,236	$75,288

Cash, cash equivalents and restricted cash, end of year	986,010	1,484,236	75,288
Less: restricted cash	700,094	700,060	-
Cash and cash equivalents, end of year	285,916	784,176	75,288